Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Cash on hand	$ 1,002	$ 1,000
Cash at bank	2,083,672	3,543,837
Total cash and cash equivalents	2,084,674	3,544,837	$ 3,702,567	$ 569,977
Balance as per statement of cash flows	$ 2,084,674	$ 3,544,837	$ 3,702,567	$ 569,977